Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets.
Schedule of other assets

Skr mn	Dec 31, 2023	Dec 31, 2022
Claim against the State for CIRR-loans and concessionary loans	3	17
Cash receivables, funding operations	177	201
Other	96	67
Total	276	285